UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Adelante Capital Management LLC
Address:  555 12th Street, Suite 2100
          Oakland, CA  94607

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark A. Hoopes
Title:  Chief Compliance Officer
Phone:  510-986-2126

Signature, Place, and Date of Signing:

     Mark A. Hoopes    Oakland, CA  May 14, 2010
Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: 2,068,229


List of Other Included Managers: None

                                                                                                Voting Authority
                                                                                                --------------------------
                                 Title                   Value    Shares/   Sh/   Put/  Invstmt Other
Name of Issuer                   of Class    CUSIP       (x$1000) Prn Amt   Prn   Call  Dscretn ManagersSole    Shared    None
------------------------------   ---------------------   -------- --------  ---   ----  ------- --------------------------------

AMB Property Corp.               COM         00163T109       79966 2935638   SH         Sole             1116571         1819067
Associated Estates Realty Corp   COM         045604105        7817  566904   SH         Sole              192909          373995
AvalonBay Communities, Inc.      COM         053484101       88866 1029129   SH         Sole              408344          620785
BRE Properties, Inc.             COM         05564E106       33319  932006   SH         Sole              294661          637345
Boston Properties, Inc.          COM         101121101      117002 1550927   SH         Sole              604561          946366
Brandywine Realty Trust          COM         105368203       30572 2503835   SH         Sole              813790         1690045
Corporate Office Properties      COM         22002T108       71632 1784992   SH         Sole              696051         1088941
DiamondRock Hospitality          COM         252784301       20140 1992061   SH         Sole              632124         1359937
Digital Realty Trust             COM         253868103       35681  658322   SH         Sole              205942          452380
Douglas Emmett Inc.              COM         25960P109       20855 1356881   SH         Sole              429885          926996
Eastgroup Properties             COM         277276101       22914  607137   SH         Sole              199002          408135
Equity Lifestyle Properties      COM         29472R108       54030 1002783   SH         Sole              431131          571652
Equity Residential               COM         29476L107      126702 3236313   SH         Sole             1266052         1970261
Essex Property Trust, Inc.       COM         297178105       67072  745661   SH         Sole              297198          448463
Extra Space Storage, Inc         COM         30225T102       10091  795784   SH         Sole              263583          532201
Federal Realty Investment Trus   COM         313747206       68104  935367   SH         Sole              373846          561521
Glimcher Realty Trust            COM         379302102        6140 1211016   SH         Sole              400498          810518
HCP Inc.                         COM         40414L109       95955 2907736   SH         Sole             1128850         1778886
Health Care REIT Com             COM         42217K106       75064 1659616   SH         Sole              673517          986099
Hersha Hospitality Trust         COM         427825104        2224  429446   SH         Sole              167450          261996
Highwoods Properties, Inc        COM         431284108           6     204   SH         Sole                 204               0
Host Hotels & Resorts, Inc.      COM         44107P104       46229 3155583   SH         Sole              991806         2163777
Kilroy Realty                    COM         49427F108       20527  665576   SH         Sole              211163          454413
Liberty Property Trust           COM         531172104       67279 1982293   SH         Sole              744092         1238201
Marriott International-CL A      COM         571903202       11023  349715   SH         Sole              216515          133200
Nationwide Health Properties,    COM         638620104       78008 2219289   SH         Sole              859732         1359557
Piedmont Office Realty Trust     COM         720190206       18932  953790   SH         Sole              366223          587567
Post Properties, Inc.            COM         737464107       28333 1286728   SH         Sole              407680          879048
ProLogis Trust                   COM         743410102         424   32139   SH         Sole               31407             732
Public Storage                   COM         74460D109      128341 1395158   SH         Sole              540732          854426
Regency Centers Corp.            COM         758849103       25954  692650   SH         Sole              178400          514250
SL Green Realty Corp.            COM         78440X101       47759  833927   SH         Sole              319947          513980
Saul Centers, Inc.               COM         804395101       27621  667184   SH         Sole              217417          449767
Simon Property Group, Inc.       COM         828806109      217168 2588416   SH         Sole             1003745         1584671
SPDR Series Trust DJWS REIT      COM         86330E604         111    2071   SH         Sole                2071               0
Starwood Hotels & Resorts Worl   COM         85590A401       89463 1918168   SH         Sole              769882         1148286
Sunstone Hotel Investors, Inc.   COM         867892101        8771  785182   SH         Sole              226294          558888
Taubman Centers, Inc.            COM         876664103       63362 1587221   SH         Sole              656365          930856
The Macerich Company             COM         554382101       29685  774868   SH         Sole              235764          539104
Vornado Realty Trust             COM         929042109      125086 1652394   SH         Sole              636267         1016127
REPORT SUMMARY                             40DATA RECORDS  2068229
